Net loss per share - Narrative (Details) - $ / shares		10 Months Ended	12 Months Ended
	Apr. 05, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 20, 2023	Mar. 09, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average number of shares, basic (in shares)		7,840,707	29,361,353
Weighted-average number of shares, diluted (in shares)		7,840,707	29,361,353
Net loss per share - basic (in USD per share)		$ (6.84)	$ (1.70)
Net loss per share - diluted (in USD per share)		$ (6.84)	$ (1.70)
Number of shares outstanding (in shares)	52,701,111
Pro forma
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average number of shares, basic (in shares)			40,547,405
Weighted-average number of shares, diluted (in shares)			40,547,405
Net loss per share - basic (in USD per share)			$ (1.59)
Net loss per share - diluted (in USD per share)			$ (1.59)
Number of shares outstanding (in shares)				52,701,111
MoonLake AG Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares, shares issued (in shares)		12,161,331	0
Number of shares outstanding (in shares)		12,161,331			33,638,698
ML parties other than BVF shareholders
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
MoonLake AG common shares (in shares)	468,968		407,968
Class C Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares, shares issued (in shares)			13,723,511
Stock converted (in shares)	15,775,472
Number of shares outstanding (in shares)			13,723,511
Class C Ordinary Shares | MoonLake AG Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares, shares issued (in shares)			13,723,511
Number of shares outstanding (in shares)			13,723,511
Class A Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares, shares issued (in shares)			38,977,600
Weighted-average number of shares, basic (in shares)		0	29,361,353
Weighted-average number of shares, diluted (in shares)		0	29,361,353
Net loss per share - basic (in USD per share)		$ 0	$ (1.70)
Net loss per share - diluted (in USD per share)		$ 0	$ (1.70)
Number of shares outstanding (in shares)			38,977,600
Class A Ordinary Shares | MoonLake AG Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares, shares issued (in shares)			38,977,600
Number of shares outstanding (in shares)			38,977,600
Class A Ordinary Shares | ML parties other than BVF shareholders | Pro forma
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock converted (in shares)			13,723,511